Business Combination (Tables) (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Purchase Price for Acquisition

The following table details the allocation of the purchase price for the acquisition of BITX:

Cash	$250,296
Restricted cash	86,000
Prepaid expenses and other current assets	19,998
Security deposits and other assets	379,331
Laboratory equipment	69,597
In process research and development	6,860,000
Accounts payable and accrued expenses	(4,528,969)
Loans payable	(410,000)
Loans payable, related parties	(1,500,000)
Net fair value assigned to assets acquired and liabilities assumed	1,226,253
Goodwill	2,043,747
Total	$3,270,000